Net Gains Or Losses On Financial Assets_Liabilities At Fair Value Through Profit Or Loss(Table)	12 Months Ended
Dec. 31, 2018
Net Gains Or Losses On Financial Assets Liabilities At Fair Value Through Profit Or Loss Abstract [Abstract]
Schedule Of Net Gains Or Losses On Financial Instruments Held For Trading Table Text Block [Text Block]

Net gain or loss from financial instruments at fair value through profit or loss includes dividend income, gains or losses arising from changes in the fair values, sales and redemptions. Details of net gain or loss from financial instruments held for trading for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016[1]
	(In millions of Korean won)
Gains related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	144,843
Equity securities		120,289

Sub-total		265,132

Derivatives held for trading
Interest rate		1,162,058
Currency		3,751,706
Stock or stock index		899,185
Credit		52,988
Commodity		4,284
Other		4,808

Sub-total		5,875,029

Financial liabilities held for trading		100,246

Other financial instruments		238

Total	￦	6,240,645

Losses related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	265,760
Equity securities		114,052

Sub-total		379,812

Derivatives held for trading
Interest rate		1,164,423
Currency		3,827,928
Stock or stock index		658,832
Credit		46,251
Commodity		3,545
Other		1,291

Sub-total		5,702,270

Financial liabilities held for trading		99,024

Other financial instruments		173

Total	￦	6,181,279

Net gains or losses on financial instruments held for trading	￦	59,366

	2017[1]
	(In millions of Korean won)
Gains related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	191,243
Equity securities		546,169

Sub-total		737,412

Derivatives held for trading
Interest rate		1,753,449
Currency		5,777,818
Stock or stock index		2,094,667
Credit		76,700
Commodity		17,278
Other		23,397

Sub-total		9,743,309

Financial liabilities held for trading		29,726

Other financial instruments		109

Total	￦	10,510,556

Losses related to financial instruments held for trading
Financial assets held for trading
Debt securities	￦	315,506
Equity securities		353,864

Sub-total		669,370

Derivatives held for trading
Interest rate		1,625,541
Currency		5,661,323
Stock or stock index		1,445,714
Credit		76,483
Commodity		8,481
Other		20,053

Sub-total		8,837,595

Financial liabilities held for trading		58,267

Other financial instruments		117

Total		9,565,349

Net gains or losses on financial instruments held for trading	￦	945,207

[1]	Regarding reclassification of interest income following the change of accounting policy, gains related to financial instruments held for trading for 2016 and 2017, has been restated.

	2018
	(In millions of Korean won)
Revenue from financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	1,544,892
Equity securities		571,404

Sub-total		2,116,296

Derivatives held for trading
Interest rate		2,328,576
Currency		3,764,985
Stock or stock index		1,383,446
Credit		38,461
Commodity		8,285
Other		92,947

Sub-total		7,616,700

Financial liabilities at fair value through profit or loss		72,410

Other financial instruments		22

Total	￦	9,805,428

Expense from financial instruments at fair value through profit or loss
Financial assets at fair value through profit or loss
Debt securities	￦	850,129
Equity securities		475,968

Sub-total		1,326,097

Derivatives held for trading
Interest rate		2,610,305
Currency		3,499,356
Stock or stock index		1,626,007
Credit		36,747
Commodity		10,456
Other		117,741

Sub-total		7,900,612

Financial liabilities at fair value through profit or loss		134,287

Other financial instruments		60

Total		9,361,056

Net gains or losses on financial instruments held for trading	￦	444,372

Schedule Of Net Gains Or Losses On Financial Instruments Designated At Fair Value Through Profit Or Loss Table Text Block [Text Block]

Net gain or loss from financial instruments designated at fair value through profit or loss includes dividend income and gains or losses arising from changes in the fair values, sales and redemptions. Details of net gain or loss from financial instruments designated at fair value through profit or loss for the years ended December 31, 2016, 2017 and 2018, are as follows:

	2016[1]		2017[1]		2018
	(In millions of Korean won)
Revenue from financial instruments designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss	￦	118,371	￦	128,673	￦	—
Financial liabilities designated at fair value through profit or loss		91,357		474,736		667,508

Sub-total		209,728		603,409		667,508

Expense from financial instruments designated at fair value through profit or loss
Financial assets designated at fair value through profit or loss		8,447		78,113		—
Financial liabilities designated at fair value through profit or loss		582,492		1,266,779		760,577

Sub-total		590,939		1,344,892		760,577

Net gains or losses on financial instruments designated at fair value through profit or loss	￦	(381,211)	￦	(741,483)	￦	(93,069)

[1]	Regarding reclassification of interest income following the change of accounting policy, gains related to financial instruments held for trading for 2016 and 2017, has been restated.